9 Investment in associate (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Schedule of investments

The following table illustrates the summarized financial information of the Company’s investment in UEPC:

	December 31, 2020	December 31, 2019

Current assets	55,413	26,762
Non-current assets	82,575	77,031
Current liabilities	(34,531)	(29,328)
Non-current liabilities	(76,132)	(66,294)
Equity	27,325	8,171
Company’s share in equity – 30%	8,227	2,451
Goodwill	43,183	43,183
Carrying amount of the investment	51,410	45,634

Net revenue	113,965	85,816
Cost of services	(55,926)	(39,459)
General and administrative expenses	(27,341)	(29,476)
Finance result	(4,882)	(4,121)
Income before income taxes	25,816	12,760
Income taxes expenses	(252)	(2,275)
Net income for the year	25,564	10,485
Company’s share of income for the year	7,698	2,362

	December 31, 2020	December 31, 2019
Opening balance	45,634	-
Acquisition of minority interest (15%) in March 2019	-	24,458
Acquisition of additional minority interest (15%) in June 2019	-	24,457
Dividends receivable (included in Other assets)	(1,922)	(5,643)
Share of income	7,698	2,362
Closing balance	51,410	45,634